SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Investments in Subsidiaries

The following table depicts the identity of the subsidiaries:

Name of Subsidiary	Place of Incorporation	Attributable Equity Interest %	Registered Capital
Green Standard Technologies Enterprise, Inc. (1)	Nevada	100	USD 100
Syndicore Asia Limited (2)	Hong Kong	100	HKD 1
Z-Line International E-Commerce Limited (3)	Hong Kong	55	HKD 8,000,000
Hunan Syndicore Asia Limited (4)	PRC	100	HKD 10,000,000

Schedule of Depreciation Rates	Depreciation of plant and equipment is provided using the straight-line method over their estimated useful lives at the following annual rates:

Furniture and fixtures	20% - 50%
Office equipment	20%

Schedule of Foreign Exchange Rates

Below is a table with foreign exchange rates used for translation:

For the three months ended, (Average Rate)	June 30, 2018		June 30, 2017
Chinese Renminbi (RMB)	RMB	6.36924	RMB	6.86135
United States dollar ($)		$1.00000		$1.00000

For the six months ended, (Average Rate)	June 30, 2018		June 30, 2017
Chinese Renminbi (RMB)	RMB	6.33117	RMB	6.87523
United States dollar ($)		$1.00000		$1.00000

As of (Closing Rate)	June 30, 2018		Dec 31, 2017
Chinese Renminbi (RMB)	RMB	6. 59173	RMB	6.62061
United States dollar ($)		$1.00000		$1.00000

For the three months, six months and year ended, (Average Rate) and as of (Closing Rate)	June 30, 2018		Dec 31, 2017
Hong Kong (HKD)	HKD	7.80000	HKD	7.80000
United States dollar ($)		$1.00000		$1.00000

Schedule of Earnings per Share

The following tables are a reconciliation of the weighted average shares used in the computation of basic and diluted earnings per share for the periods presented:

	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
	(unaudited)	(unaudited)
	$	$
Numerator for basic and diluted earnings per share:
Net (Loss)/Income attributable to the Company	28,770	(97,271)
Denominator:
Basic weighted average shares	20,277,448	1,476,448
Effect of dilutive securities	-	-
Diluted weighted average shares	20,277,448	1,476,448
Basic earnings per share:	0.14 cents	(6.59) cents
Diluted earnings per share:	0.14 cents	(6.59) cents